NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative)	Dec. 31, 2021 CAD ($)	Nov. 30, 2020 USD ($)
NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative)
Working Capital	$ 8,582,601	$ 264,309